Offerings - Offering: 1	Aug. 12, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	610,425
Proposed Maximum Offering Price per Unit | $ / shares	23.00
Maximum Aggregate Offering Price	$ 14,039,775.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,149.49
Offering Note

(1)	The Registration Statement covers 610,425 shares of common stock, no par value per share (“Common Stock”), of Avidbank Holdings, Inc. (the “Registrant”), that are available for issuance under the Avidbank Holdings, Inc. 2022 Equity Incentive Plan, as amended (the “2022 Plan”).
(2)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also includes an indeterminate number of shares of Common Stock that may become issuable as a result of stock splits, stock dividends or other similar transactions in accordance with the adjustment and anti-dilution provisions of the 2022 Plan.
(3)	Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and (h) under the Securities Act, based upon the initial offering price per share of Common Stock pursuant to the Registrant’s Registration Statement on Form S-1/A (File No. 333-288743), declared effective on August 7, 2025.